Segmented Information	6 Months Ended
Jun. 30, 2023
Segmented Information

19. Segmented Information

During the six months ended June 30, 2023 and the year ended December 31, 2022, the Company’s operations were in the resource industry in Turkey with head offices in the United States and a satellite office in Sofia, Bulgaria.

	Canada	Turkey	Bulgaria	Total
Six months ended June 30, 2023
Revenue	$-	$11,962,601	$-	$11,962,601
Finance cost	790,171	-	-	790,171
Depletion	-	2,938,921	-	2,938,921
Depreciation	4,203	122,044	-	126,247
Accretion of asset retirement obligation	-	108,447	-	108,447
Stock-based compensation	1,150,833	-	-	1,150,833
Loss on debt extinguishment	1,417	-	-	1,417
Gain on net monetary position	-	6,188,247	-	6,188,247
Net income (loss)	(3,903,772)	3,952,858	(1,932)	47,154
As at June 30, 2023
Non-current assets	$39,381	$37,126,805	$-	$37,166,186

	Canada	Turkey	Bulgaria	Total
Six months ended June 30, 2022
Revenue	$-	$2,511,598	$-	$2,511,598
Financing cost	29,448	-	-	29,448
Depletion	-	148,873	-	148,873
Depreciation	895	43,081	-	43,976
Accretion of asset retirement obligation	-	82,905	-	82,905
Stock-based compensation	84,721	-	-	84,721
Gain on debt settlement	(11,984)	-	-	(11,984)
Net income (loss)	(2,351,005)	467,118	(1,042)	(1,884,929)
As at December 31, 2022
Non-current assets	$42,762	$30,748,759	$-	$30,791,521

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)

19. Segmented Information continued)

The Company’s breakdown of net revenue by product segment is as follows:

	For the six months ended
	June 30, 2023	June 30, 2022
Oil	$1,367,884	$2,106,871
Gas	10,594,717	404,727
	$11,962,601	$2,511,598

The Company incurs royalties of 12.5%. During the six months ended June 30, 2023, the Company paid royalties totaling $1,299,698 (2022 - $291,526).